Share Capital - Schedule of Share Capital (Details) - Ordinary shares [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid	18,300,000	16,000,000
Amount of shares issued	$ 183	$ 160
Class A ordinary shares [Member]
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid	15,300,000	13,000,000
Amount of shares issued	$ 153	$ 130
Class B ordinary shares [Member]
Schedule of Share Capital [Line Items]
Number of shares issued and fully paid	3,000,000	3,000,000
Amount of shares issued	$ 30	$ 30